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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  June 30, 2010
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
          ---------------------------------
Address:  7711 Bonhomme Ave., Suite 600
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-12726
                  -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   08/13/2010
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 90
                                            --------------------------------

Form 13F Information Table Value Total:     $        59,332
                                            --------------------------------
                                                     (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8x8 Inc.                       common           282914100      799   638905 SH       Sole                   102110            536795
ACTIVIDENTITY CORP COM         common           00506P103      691   361641 SH       Sole                    57086            304555
AMERICA SVC GROUP INC COM      common           02364L109      922    53576 SH       Sole                     8460             45116
AMERN ITALIAN PASTA CO CL A    common           027070101     1605    30355 SH       Sole                     4880             25475
Adept Technology, Inc.         common           006854202      161    31872 SH       Sole                    11608             20264
Akorn Inc.                     common           009728106     1692   569865 SH       Sole                   108140            461725
Alexco Resource Corporation    common           01535p106      684   217800 SH       Sole                    34980            182820
Allot Communications, Inc.     common           m0854q105      157    35750 SH       Sole                    14240             21510
Amarin Corporation PLC         common           023111206      190    76340 SH       Sole                    30405             45935
Amtech Systems, Inc.           common           032332504      507    60682 SH       Sole                     9893             50789
Assisted Living Concepts, Inc. common           04544x300     1011    34170 SH       Sole                     5420             28750
Asta Funding Inc.              common           046220109      607    61455 SH       Sole                    10020             51435
AtriCure Inc.                  common           04963c209     1532   230408 SH       Sole                    43099            187309
AuthenTec Inc.                 common           052660107     1171   466636 SH       Sole                    85948            380688
Belo Corporation               common           080555105     1039   182670 SH       Sole                    28860            153810
Brookdale Senior Living Inc.   common           112463104      734    48965 SH       Sole                     7825             41140
CalAmp Corporation             common           128126109      109    51330 SH       Sole                    18490             32840
Cardiome Pharma Corporation    common           14159U202     1562   191715 SH       Sole                    30350            161365
Cedar Fair LP                  common           150185106      544    44165 SH       Sole                     7190             36975
Cosi, Inc.                     common           22122p101      111   152670 SH       Sole                    60570             92100
Crocs, Inc.                    common           227046109     1541   145670 SH       Sole                    27130            118540
DDI Corporation                common           233162502      936   124305 SH       Sole                    24830             99475
DexCom Inc.                    common           252131107      548    47445 SH       Sole                     7750             39695
ENTRAVISION COMMUNICATIONS COR common           29382R107      149    70615 SH       Sole                    27930             42685
Energy Partners Ltd            common           29270u303     1118    91575 SH       Sole                    14455             77120
Energy XXI, Ltd.               common           g10082140     1747   110736 SH       Sole                    20778             89958
Entercom Communications Inc.   common           293639100      715    81050 SH       Sole                    12810             68240
ExpressJet Holdings, Inc.      common           30218u306      100    38325 SH       Sole                    15205             23120
First Industrial Realty Trust  common           32054k103      534   110790 SH       Sole                    17670             93120
GILAT SATELLITE NETWORKS LTD   common           M51474118      887   192845 SH       Sole                    30890            161955
Gannett Company, Inc.          common           364730101     1032    76675 SH       Sole                    12215             64460
Gentium SpA                    common           37250b104      168    37090 SH       Sole                    14745             22345
Glimcher Realty Trust          common           379302102      199    33315 SH       Sole                    13240             20075
Great Basin Gold Ltd.          common           390124105      163    96500 SH       Sole                    38480             58020
Grubb and Ellis Company        common           400095204       78    80025 SH       Sole                    32035             47990
Hancock Fabrics Inc.           common           409900107      107    66860 SH       Sole                    17530             49330
Hypercom Corporation           common           44913m105      328    70595 SH       Sole                    28140             42455
INTERNAP NETWORKS SVCS CORPCOM common           45885A300      860   206145 SH       Sole                    32470            173675
ISHARES TR S+P SMALLCAP 600/BA common           464287887     2171    38125 SH       Sole                                      38125
ITC DELTACOM INCCOM PAR $0.01  common           45031T872       37    25415 SH       Sole                                      25415
Ikanos Communications, Inc.    common           45173e105       95    58895 SH       Sole                    23310             35585
Integrated Silicon Solutions I common           45812p107      776   102915 SH       Sole                    16275             86640
Internet Capital Group Inc.    common           46059c205      861   113255 SH       Sole                    17955             95300
Intevac, Inc.                  common           461148108      777    72795 SH       Sole                    11495             61300
Journal Communications, Inc.   common           481130102      152    38335 SH       Sole                    15295             23040
LTX-Credence Corporation       common           502403108      255    90095 SH       Sole                    35480             54615
Lee Enterprises Inc.           common           523768109      410   159525 SH       Sole                    24610            134915
Lin TV Corporation             common           532774106      149    27485 SH       Sole                    10370             17115
Lionbridge Technologies Inc.   common           536252109     1417   310035 SH       Sole                    49125            260910
Local.com Corporation          common           53954r105      217    31690 SH       Sole                    11240             20450
MGP Ingredients, Inc.          common           55302G103      152    22895 SH       Sole                     8270             14625
MRV Communications, Inc.       common           553477100      899   691775 SH       Sole                   138380            553395
Mercury Computer Systems Inc.  common           589378108      934    79620 SH       Sole                    12575             67045
NAVISITE INCCOM NEW            common           63935M208      172    65320 SH       Sole                    26705             38615
NEKTAR THERAPEUTICS COM        common           640268108      248    20505 SH       Sole                     8175             12330
NORTHGATE MINERALS CORP COM    common           666416102     1412   470690 SH       Sole                    75445            395245
Nabi Biopharmaceuticals        common           629519109      850   156330 SH       Sole                    24900            131430
Neurocrine Biosciences Inc.    common           64125c109     1257   224545 SH       Sole                    44970            179575
New Gold, Inc.                 common           644535106      331    53465 SH       Sole                    21290             32175
Nova Measuring Insturments, Lt common           m7516k103      230    55268 SH       Sole                    11555             43713
OMNI Energy Services Corporati common           68210t208      776   290630 SH       Sole                    46220            244410
ON TRACK INNOVATIONS LTD       common           M8791A109       97    46650 SH       Sole                    16770             29880
OPENWAVE SYS INC COM NEW       common           683718308      676   333190 SH       Sole                    52958            280232
Oclaro Inc.                    common           67555N206      239    21542 SH       Sole                     8488             13054
PNI Digital Media, Inc.        common           69351F106       88    60580 SH       Sole                    20930             39650
Pan American Silver Corporatio common           697900108     1009    39900 SH       Sole                     6305             33595
Quantum Corporation            common           747906204      148    78710 SH       Sole                    31135             47575
Radio One Inc.                 common           75040p405      104    81405 SH       Sole                    12515             68890
Ramtron International Corporat common           751907304      197    75680 SH       Sole                    32075             43605
Ruth's Hospitality Group Inc.  common           783332109      650   155605 SH       Sole                    24765            130840
SXC Health Solutions Corporati common           78505p100      257     3505 SH       Sole                     1240              2265
Saba Software,Inc.             common           784932600      179    34695 SH       Sole                    12560             22135
Select Comfort Corporation     common           81616x103     1309   149650 SH       Sole                    24565            125085
SeraCare Life Sciences, Inc.   common           81747t104      164    42895 SH       Sole                    17015             25880
Shuffle Master, Inc.           common           825549108      144    17990 SH       Sole                     7070             10920
Shutterfly Inc.                common           82568p304     1389    57985 SH       Sole                     9215             48770
Sinclair Broadcasting Group, I common           829226109     1063   182345 SH       Sole                    28780            153565
Spanish Broadcasting System In common           846425882      601   526985 SH       Sole                    83245            443740
Sunopta, Inc.                  common           8676ep108     1166   266305 SH       Sole                    51740            214565
THESTREET COM INC COM          common           88368Q103     1039   360815 SH       Sole                    69650            291165
TIER TECHNOLOGIES INC CL B     common           88650Q100      735   120942 SH       Sole                    19005            101937
The Corporate Executive Board  common           21988r102     1059    40320 SH       Sole                     6385             33935
Thomas Properties Group Inc.   common           884453101      380   114814 SH       Sole                    18838             95976
UNITED THERAPEUTICS CORP DEL C common           91307C102     1123    23000 SH       Sole                     3550             19450
UNIVERSAL TECHNICAL INST INC C common           913915104     1008    42650 SH       Sole                     6570             36080
VirtualScopics, Inc.           common           928269109      112    98965 SH       Sole                    43225             55740
Zoran Corporation              common           98975f101      762    79910 SH       Sole                    12645             67265
iGo Inc.                       common           449593102      881   587055 SH       Sole                   116240            470815
inContact, Inc.                common           45336e109      177    72065 SH       Sole                    26805             45260
interCLICK Inc. NEW            common           458483203      958   260282 SH       Sole                    52212            208070
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